Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 109,797,820	$ 82,727,781
Trade and other current receivables, net	218,178,007	260,440,086
Current accounts payable to related parties	122,862,944	121,018,039
Trade and other current payables	329,448,226	341,088,664
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	40,584,214	29,836,181
Trade and other current receivables, net	105,768,269	111,304,041
Total Estimated Assets	146,352,483	141,140,222
Current accounts payable to related parties	20,942,895	17,499,611
Trade and other current payables	39,101,357	20,844,033
Total Estimated Liabilities	60,044,252	38,343,644
Estimated Sales and Purchases of Energy and Capacity [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	6,235,517	5,522,921
Trade and other current receivables, net	43,356,142	19,109,490
Total Estimated Assets	49,591,659	24,632,411
Current accounts payable to related parties	5,818,224	191,657
Trade and other current payables	41,338,368	37,425,664
Total Estimated Liabilities	$ 47,156,592	$ 37,617,321